Segment Information	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Segment Information

12. Segment Information

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. The Company concluded that the Group’s CODM is Mr. Lei Zhang, Chairman of the Board of Directors, and CEO.

In accordance with ASC 280-10, Segment Reporting: Overall, the CODM reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Group as a whole; hence, the Group has only one operating segment.

Key revenues streams are as below:

	For the six months ended June 30,
	2025	2026
	RMB	RMB
Insurance transaction services income	1,340,410	873,734
SaaS and technical service income	6,303	7,100
Others	1,939	4,214
Total	1,348,652	885,048

Substantially all revenues are derived in China where services are provided to customers. In addition, the Group’s long-lived assets are substantially all located in China. Therefore, no geographical segments are presented.